Other related party transactions (Details Narrative) (CAD)	Dec. 31, 2014	Dec. 31, 2013
Other Related Party Transactions Details Narrative
Accounts payable and accrued liabilities	124	29,274
Accounts payable and accrued liabilities	23,673	31,045